Financing receivables (Tables)	6 Months Ended
Sep. 30, 2013
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

The following tables present a summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen
	March 31, 2013
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥263,608	¥153	¥263,761
Short-term secured margin loans	288,574	—	288,574
Inter-bank money market loans	76,968	—	76,968
Corporate loans	422,295	523,896	946,191

Total loans receivable	¥1,051,445	¥524,049	¥1,575,494

Advances to affiliated companies	12,376	—	12,376

Total	¥1,063,821	¥524,049	¥1,587,870

	Millions of yen
	September 30, 2013
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥259,821	¥141	¥259,962
Short-term secured margin loans	368,144	—	368,144
Inter-bank money market loans	63,189	—	63,189
Corporate loans	351,147	261,213	612,360

Total loans receivable	¥1,042,301	¥261,354	¥1,303,655

Advances to affiliated companies	11,575	—	11,575

Total	¥1,053,876	¥261,354	¥1,315,230

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

The following tables present changes in the allowance for losses for the six and three months ended September 30, 2012 and 2013.

	Millions of yen
	Six months ended September 30, 2012
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for losses	211	(0)	—	(875)	(19)	(683)	89	(594)
Charge-offs	(1)	(11)	—	(23)	—	(35)	—	(35)
Other(1)	—	(0)	—	(114)	—	(114)	(11)	(125)

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

	Millions of yen
	Six months ended September 30, 2013
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258
Provision for losses	(90)	(7)	—	30	(28)	(95)	1,167	1,072
Charge-offs	(2)	—	—	—	—	(2)	(134)	(136)
Other(1)	(0)	—	—	0	—	(0)	11	11

Ending balance	¥697	¥19	¥—	¥125	¥1	¥842	¥2,363	¥3,205

	Millions of yen
	Three months ended September 30, 2012
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥552	¥17	¥—	¥2,606	¥51	¥3,226	¥1,512	¥4,738
Provision for losses	211	(4)	—	(867)	(19)	(679)	73	(606)
Charge-offs	(1)	—	—	(23)	—	(24)	—	(24)
Other(1)	—	(0)	—	30	—	30	(4)	26

Ending balance	¥762	¥13	¥—	¥1,746	¥32	¥2,553	¥1,581	¥4,134

	Millions of yen
	Three months ended September 30, 2013
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥787	¥21	¥—	¥121	¥29	¥958	¥2,487	¥3,445
Provision for losses	(90)	(2)	—	4	(28)	(116)	(110)	(226)
Charge-offs	—	—	—	—	—	—	(12)	(12)
Other(1)	—	—	—	0	—	0	(2)	(2)

Ending balance	¥697	¥19	¥—	¥125	¥1	¥842	¥2,363	¥3,205

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2013 and September 30, 2013.

	Millions of yen
	March 31, 2013
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥—	¥—	¥7	¥—	¥13
Evaluated collectively	783	26	—	88	29	926

Total allowance for loan losses	¥789	¥26	¥—	¥95	¥29	¥939

Loans by impairment methodology
Evaluated individually	¥76	¥83,399	¥76,968	¥412,675	¥5,595	¥578,713
Evaluated collectively	263,532	205,175	—	9,620	6,781	485,108

Total loans	¥263,608	¥288,574	¥76,968	¥422,295	¥12,376	¥1,063,821

	Millions of yen
	September 30, 2013
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥—	¥—	¥7	¥—	¥10
Evaluated collectively	694	19	—	118	1	832

Total allowance for loan losses	¥697	¥19	¥—	¥125	¥1	¥842

Loans by impairment methodology
Evaluated individually	¥4,569	¥87,199	¥63,189	¥338,459	¥5,737	¥499,153
Evaluated collectively	255,252	280,945	—	12,688	5,838	554,723

Total loans	¥259,821	¥368,144	¥63,189	¥351,147	¥11,575	¥1,053,876

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators

The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2013 and September 30, 2013.

	Millions of yen
	March 31, 2013
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥105,199	¥30,826	¥—	¥33,208	¥169,233
Unsecured loans at banks	93,266	1,103	6	—	94,375
Short-term secured margin loans	—	—	—	288,574	288,574
Secured inter-bank money market loans	1,968	—	—	—	1,968
Unsecured inter-bank money market loans	75,000	—	—	—	75,000
Secured corporate loans	220,189	164,205	7,969	3,570	395,933
Unsecured corporate loans	—	26,362	—	—	26,362
Advances to affiliated companies	6,781	527	—	5,068	12,376

Total	¥502,403	¥223,023	¥7,975	¥330,420	¥1,063,821

	Millions of yen
	September 30, 2013
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥104,879	¥23,734	¥—	¥34,014	¥162,627
Unsecured loans at banks	97,118	74	2	—	97,194
Short-term secured margin loans	—	—	—	368,144	368,144
Secured inter-bank money market loans	1,189	—	—	—	1,189
Unsecured inter-bank money market loans	62,000	—	—	—	62,000
Secured corporate loans	161,728	148,884	5,937	1,412	317,961
Unsecured corporate loans	—	30,056	—	3,130	33,186
Advances to affiliated companies	5,838	5,463	—	274	11,575

Total	¥432,752	¥208,211	¥5,939	¥406,974	¥1,053,876

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.